Dividend	11 Months Ended
Apr. 30, 2015
Dividend [Abstract]
Dividend

17.    Dividend

We did not declare or pay any dividends on our common stock in fiscal year 2015,  2014 or 2013.  Future dividend payments on our common stock, if any, will be based at that time on the provisions of our current credit facilities, an analysis of our liquidity as well as the future prospects for our business. In addition, we may from time-to-time voluntarily service interest payments related to debt held by certain of our affiliate companies which may be funded through dividend distributions to such affiliates. See Note 21, Related Party Transactions – Dividends Paid to Affiliates.